Selected Statement of Operations Data - Schedule of Revenue by Operating Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Sales revenues	$ 674,466	$ 588,396	$ 537,370
Service revenues	226,390	218,006	215,147
Revenues by operating segments	900,856	806,402	752,517
PCB [Member]
Segment Reporting Information [Line Items]
Sales revenues	208,521	170,328	141,129
Service revenues	127,593	116,581	114,371
FPD [Member]
Segment Reporting Information [Line Items]
Sales revenues	226,868	185,099	166,176
Service revenues	44,324	40,798	38,770
SD [Member]
Segment Reporting Information [Line Items]
Sales revenues	229,270	221,785	208,245
Service revenues	46,983	51,739	53,990
Other [Member]
Segment Reporting Information [Line Items]
Sales revenues	9,807	11,184	21,820
Service revenues	$ 7,490	$ 8,888	$ 8,016